                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-21133

                           Clarion Investment Trust
              (Exact name of registrant as specified in charter)

                                230 Park Avenue
                              New York, NY 10169
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                           Clarion Investment Trust
                                230 Park Avenue
                              New York, NY 10169
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-212-883-2500

                   Date of fiscal year end: October 31, 2007

                   Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report(s) to Shareholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.

CLARION TOTAL RETURN FUND

Officers and Trustees

Daniel Heflin
President, Chief Executive Officer          ----------------------------------
  and Trustee

Stephen Baines
Vice President

Jerry Chang
Chief Compliance Officer                           CLARION TOTAL RETURN
                                                           FUND
Joanne M. Vitale
Vice President

S. Leland Dill
Trustee

Steven N. Fayne
Trustee

I. Trevor Rozowsky
Trustee

James Webb
Trustee
-------------------------------------       ----------------------------------

Investment Adviser
   ING Clarion Capital, LLC
   230 Park Avenue
   New York, NY 10169
-------------------------------------

Administrator
   The Bank of New York
   101 Barclay Street
   New York, NY 10286
-------------------------------------

Custodian
   The Bank of New York
   100 Colonial Center Parkway                      Semi-Annual Report
   Lake Mary, FL 32746                          April 30, 2007 (unaudited)

                           CLARION TOTAL RETURN FUND
        c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                               Tel 212-883-2500

June 2007

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion Total Return Fund (the "Fund"). This report covers the period from November 1, 2006 through April 30, 2007. As of April 30, 2007, the net asset value of the Fund was $173,779,481 which included investments in 105 fixed income securities, with a net investment value of $174,806,165. The Fund also has $306,684 of liabilities (including cash and cash equivalents) in excess of other assets.

For the six months ending April 30, 2007, the Fund generated a net total return of .87% compared to a return of 2.64% for the Lehman Brothers Aggregate Bond Index. Since the inception of the Fund (July 15, 2002), the portfolio generated a net annual return of 5.84% compared to an annual return of 4.71% for the Lehman Brothers Aggregate Bond Index.

Market Summary

Year to date 2007, new issue supply of approximately $124 billion through June 30, 2007 brought the CMBS market capitalization to approximately $700 billion. During this period, delinquencies of loans underlying CMBS transactions were 0.76% of current balances. However, there continues to be a clear demarcation between the best deals and the worst deals. The best performing quartile had average delinquencies of 0.00% and the worst performing quartile had average delinquencies of 2.29%, excluding deals with less than 1 year of seasoning.

A majority of the commercial property markets have recovered and construction has been slow to respond. The apartment and retail sectors have measurable risk, while the office and industrial sectors are fairly balanced. A number of the apartment markets have stalled due to troubled condo deals. However, we expect the national apartment market to fully recover in 2007. The office market ended the first quarter 2007 with a vacancy rate of 11.5%, increasing 0.1% from the previous quarter. Absorption remains positive as it has for the past 15 quarters, with total net absorption accounting for 0.14% of existing inventory in the first quarter. Most markets have forecasted construction levels below their long-term averages, with the current under-construction inventory equal to 2.27% of existing stock. We expect the office market to outperform other core property sectors in the near term. The retail property sector is expected to moderate going forward due to temperate retail sales growth. The "wealth effect" on spending has driven growth in retail sales to record levels in recent years. Cumulative demand growth over the next two years is projected at 4%, compared to 7% over the past two years. Therefore, we expect performance to be more tempered in the retail sector going forward. The industrial property sector ended the first quarter 2007 with a vacancy rate of 8.8%, increasing 0.1% from the previous quarter. Strong absorption levels over the last three years have kept vacancies low, with net absorption accounting for 0.13% of existing stock in the first quarter.

Portfolio Summary

From a credit perspective, the average credit rating of the Fund is A. Since November 1, 2006, 17 securities have been upgraded and 3 have been downgraded. For the six months ended April 30, 2007, the Fund made monthly distributions to shareholders at an annual rate of 5.65%. Since the inception of the Fund, it has made distributions at an average annual rate of 4.91%. With regard to term structure exposure versus the benchmark, as of April 30, 2007, the portfolio had a weighted average life of 6.91 years, while the Lehman Brothers Aggregate Index had a weighted average life of 6.86 years. The modified duration of the Fund was 4.89 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.49 years. As of April 30, 2007, the portfolio was constructed of 82.16% investment grade securities and 17.84% below-investment grade securities. The Fund's spread to Treasuries was 162 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 67 basis points. Due to the fundamental and defensive investment process employed, ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index.

If you have any questions regarding the Fund, please call me or Robert Kopchains at 212-883-2715.

Daniel Heflin, President

PERFORMANCE INFORMATION

Growth of a $10,000 Investment in the Clarion Total Return Fund and the Lehman
                           Brothers Aggregate Index

Clarion Total Return Fund

Growth in Value of a $10,000 Investment in the Clarion Total Return Fund and the

                        Lehman Brothers Aggregate Index

                      Cumulative Return                Value of $10,000
                      -----------------            ------------------------
    Date        Fund  Lehman Aggregate     Date     Fund   Lehman Aggregate
    ----       -----  ----------------- ---------- ------- ----------------
    07/15/02..                            07/15/02 $10,000     $10,000
    7/31/2002.  0.22%        0.13%        7/1/2002 $10,022     $10,013
    8/31/2002.  2.40%        1.82%       8/31/2002 $10,240     $10,182
    9/30/2002.  4.48%        3.47%       9/30/2002 $10,448     $10,347
    10/31/2002  4.08%        3.00%      10/31/2002 $10,408     $10,300
    11/30/2002  2.97%        2.97%      11/30/2002 $10,297     $10,297
    12/31/2002  5.42%        5.10%      12/31/2002 $10,542     $10,510
    1/31/2003.  5.18%        5.19%       1/31/2003 $10,518     $10,519
    2/28/2003.  6.93%        6.64%       2/28/2003 $10,693     $10,664
    3/31/2003.  6.85%        6.56%       3/31/2003 $10,685     $10,656
    4/30/2003.  7.60%        7.44%       4/30/2003 $10,760     $10,744
    5/31/2003. 10.26%        9.44%       5/31/2003 $11,026     $10,944
    6/30/2003. 10.53%        9.22%       6/30/2003 $11,053     $10,922
    7/31/2003.  6.70%        5.55%       7/31/2003 $10,670     $10,555
    8/31/2003.  6.95%        6.25%       8/31/2003 $10,695     $10,625
    9/30/2003. 10.59%        9.06%       9/30/2003 $11,059     $10,906
    10/31/2003  9.22%        8.05%      10/31/2003 $10,922     $10,805
    11/30/2003  9.72%        8.31%      11/30/2003 $10,972     $10,831
    12/31/2003 10.85%        9.41%      12/31/2003 $11,085     $10,941
    1/31/2004. 11.95%       10.29%       1/31/2004 $11,195     $11,029
    2/29/2004. 13.86%       11.48%       2/29/2004 $11,386     $11,148
    3/31/2004. 14.95%       12.31%       3/31/2004 $11,495     $11,231
    4/30/2004. 11.37%        9.39%       4/30/2004 $11,137     $10,939
    5/31/2004. 11.18%        8.95%       5/31/2004 $11,118     $10,895
    6/30/2004. 12.07%        9.58%       6/30/2004 $11,207     $10,958
    7/31/2004. 13.34%       10.66%       7/31/2004 $11,334     $11,066
    8/31/2004. 16.04%       12.77%       8/31/2004 $11,604     $11,277
    9/30/2004. 16.71%       13.08%       9/30/2004 $11,671     $11,308
    10/31/2004 18.68%       14.03%      10/31/2004 $11,868     $11,403
    11/30/2004 17.66%       13.12%      11/30/2004 $11,766     $11,312
    12/31/2004 18.79%       14.16%      12/31/2004 $11,879     $11,416
    1/31/2005. 19.73%       14.88%       1/31/2005 $11,973     $11,488
    2/28/2005. 19.55%       14.20%       2/28/2005 $11,955     $11,420
    3/31/2005. 18.84%       13.62%       3/31/2005 $11,884     $11,362
    4/30/2005. 20.90%       15.15%       4/30/2005 $12,090     $11,515
    5/31/2005. 22.46%       16.39%       5/31/2005 $12,246     $11,639
    6/30/2005. 23.33%       17.03%       6/30/2005 $12,333     $11,703
    7/31/2005. 21.87%       15.97%       7/31/2005 $12,187     $11,597
    8/31/2005. 24.01%       17.45%       8/31/2005 $12,401     $11,745
    9/30/2005. 22.76%       16.24%       9/30/2005 $12,276     $11,624
    10/31/2005 23.12%       15.32%      10/31/2005 $12,312     $11,532
    11/30/2005 23.02%       15.99%      11/30/2005 $12,302     $11,599
    12/31/2005 23.74%       17.10%      12/31/2005 $12,374     $11,710
    1/31/2006. 23.74%       17.11%       1/31/2006 $12,374     $11,711
    2/28/2006. 24.71%       17.50%       2/28/2006 $12,471     $11,750
    3/31/2006. 24.39%       16.34%       3/31/2006 $12,439     $11,634
    4/30/2006. 24.38%       16.13%       4/30/2006 $12,438     $11,613
    5/31/2006. 24.67%       16.01%       5/31/2006 $12,467     $11,601
    6/30/2006. 24.62%       16.26%       6/30/2006 $12,462     $11,626
    7/31/2006. 26.22%       17.83%       7/31/2006 $12,622     $11,783
    8/31/2006. 28.00%       19.63%       8/31/2006 $12,800     $11,963
    9/30/2006. 29.54%       20.68%       9/30/2006 $12,954     $12,068
    10/31/2006 30.13%       21.48%      10/31/2006 $13,013     $12,148
    11/30/2006 32.00%       22.89%      11/30/2006 $13,217     $12,289
    12/31/2006 31.29%       22.18%      12/31/2006 $13,368     $12,218
    1/31/2007. 31.00%       22.13%       1/31/2007 $13,555     $12,213
    2/28/2007. 32.59%       24.01%       2/28/2007 $13,656     $12,401
    3/31/2007. 31.33%       24.01%       3/31/2007 $13,523     $12,401
    4/30/2007. 31.26%       24.68%       4/30/2007 $13,795     $12,468

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                             Six Months
                               Ended      Three Years Ended     Inception to
                           April 30, 2007 April 30, 2007 (a) April 30, 2007 (b)
                           -------------- ------------------ ------------------
Clarion Total Return Fund        .87%            5.63%              5.84%
Lehman Brothers Aggregate
  Bond Index                    2.64%            4.68%              4.71%
--------
(a)Average annual total return
(b)Average annual total return from commencement of Fund operations (July 15,
   2002)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Beginning  Ending      Annualized
                            Account  Account    Expense Ratio    Expenses Paid
                             Value    Value      Based on the   During the Six-
                           11/01/06  04/30/07  Six-Month Period  Month Period*
                           --------- --------- ---------------- ---------------
Clarion Total Return Fund
   Actual                  $1,000.00 $1,008.67       0.43%           $2.15
   Hypothetical (5%
     return before
       expenses)           $1,000.00 $1,022.65       0.43%           $2.16
--------
* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the half-year ended 04/30/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
April 30, 2007 (unaudited)


                                                                                        Principal
                                                                                         Amount            Value (a)
                                                                                       -----------      -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (58.97%)
CS First Boston Mortgage Securities Corp.               6.000% due 07/15/2035 (b)      $ 4,479,000      $ 4,161,967 (d)
CS First Boston Mortgage Securities Corp.               4.947% due 12/15/2040 (b)        4,500,000        3,499,101
Wachovia Bank Commercial Mortgage Trust                 5.223% due 07/15/2042 (b)        3,195,000        3,093,488
Credit Suisse Mortgage Capital Certificates             5.192% due 01/15/2049 (b)        4,000,000        3,035,400
Morgan Stanley Capital I                                5.517% due 03/15/2044            3,000,000        2,975,580
GE Capital Commercial Mortgage Corp.                    5.339% due 03/10/2044            3,000,000        2,953,851
American Home Mortgage Assets                           5.710% due 03/25/2047            3,000,000        2,918,625
CS First Boston Mortgage Securities Corp.               5.530% due 07/15/2036 (b)        3,000,000        2,873,637 (e)
Wachovia Bank Commercial Mortgage Trust                 5.367% due 10/15/2035 (b)        3,500,000        2,862,674
LB UBS Commercial Mortgage Trust                        5.076% due 07/15/2037 (b)        3,618,000        2,775,708
Merrill Lynch Mortgage Trust                            5.421% due 09/12/2042 (b)        3,000,000        2,726,427 (e)
CS First Boston Mortgage Securities Corp.               5.226% due 12/15/2036 (b)        3,000,000        2,671,476
Wachovia Bank Commercial Mortgage Trust                 4.932% due 04/15/2035 (b)        3,020,000        2,646,492
CS First Boston Mortgage Securities Corp.               5.589% due 05/15/2036            2,500,000        2,488,179
J.P. Morgan Chase Commercial Mortgage Securities                                         2,250,000        2,243,603
  Corp.                                                 5.582% due 01/15/2049 (b)
DLJ Commercial Mortgage Corp.                           7.968% due 10/10/2032            2,000,000        2,118,460
J.P. Morgan Chase Commercial Mortgage Securities                                         2,074,000        1,996,405
  Corp.                                                 5.037% due 01/15/2042 (b)
Washington Mutual Alternative Mortgage                                                   1,999,996        1,995,770
  Pass-Through Certificates                             5.710% due 01/25/2047
Banc of America Commercial Mortgage, Inc.               5.562% due 01/15/2049 (b)        2,000,000        1,992,046
Wachovia Bank Commercial Mortgage Trust                 6.520% due 10/15/2017 (b)        2,000,000        1,985,974
Bear Stearns Commercial Mortgage Securities             5.444% due 02/11/2044 (b)        2,000,000        1,974,838
J.P. Morgan Chase Commercial Mortgage Securities                                         2,000,000        1,973,896
  Corp.                                                 5.581% due 05/15/2045 (b)
GS Mortgage Securities Corp. II                         5.232% due 04/10/2038 (b)        2,500,000        1,973,300
Commercial Mortgage Pass-Through Certificates           5.167% due 06/10/2044            2,000,000        1,969,890
CS First Boston Mortgage Securities Corp.               4.813% due 02/15/2038            2,000,000        1,966,990
Morgan Stanley Capital I                                5.042% due 08/13/2042            2,000,000        1,953,384
J.P. Morgan Chase Commercial Mortgage Securities                                         2,000,000        1,950,010
  Corp.                                                 4.996% due 08/15/2042
J.P. Morgan Chase Commercial Mortgage Securities                                         2,000,000        1,943,364
  Corp.                                                 5.021% due 08/15/2042
Bear Stearns Commercial Mortgage Securities             4.943% due 09/11/2042            2,000,000        1,939,846
Wachovia Bank Commercial Mortgage Trust                 5.233% due 07/15/2041 (b)        2,000,000        1,933,530 (e)
GS Mortgage Securities Corp. II                         4.845% due 10/10/2028 (b)        2,000,000        1,917,452 (e)
CS First Boston Mortgage Securities Corp.               5.603% due 07/15/2036 (b)        2,000,000        1,911,930 (e)
J.P. Morgan Chase Commercial Mortgage Securities                                         2,000,000        1,892,696 (e)
  Corp.                                                 5.467% due 06/12/2041 (b)
GE Capital Commercial Mortgage Corp.                    5.394% due 03/10/2040 (b)        2,000,000        1,888,586 (e)
CS First Boston Mortgage Securities Corp.               6.065% due 03/15/2036 (b)        1,750,000        1,774,885 (e)
Citicorp Residential Mortgage Securities, Inc.          5.702% due 03/25/2037            1,712,000        1,702,370
J.P. Morgan Chase Commercial Mortgage Securities                                         1,500,000        1,427,010 (e)
  Corp.                                                 5.752% due 05/15/2047 (b)
J.P. Morgan Chase Commercial Mortgage Securities                                         1,500,000        1,383,444 (e)
  Corp.                                                 5.149% due 08/15/2042 (b)
BXG Receivables Note Trust                              4.445% due 07/01/2019 (b)        1,335,485        1,301,878
J.P. Morgan Chase Commercial Mortgage Securities                                         1,300,000        1,229,855 (e)
  Corp.                                                 5.536% due 07/12/2037 (b)
LB UBS Commercial Mortgage Trust                        5.250% due 04/15/2037 (b)        1,120,000        1,078,099 (e)
LB UBS Commercial Mortgage Trust                        5.118% due 04/15/2040            1,029,000        1,012,711
Nationslink Funding Corp.                               7.050% due 03/20/2030 (b)        1,000,000        1,004,497 (e)
LB UBS Commercial Mortgage Trust                        4.647% due 12/15/2036            1,000,000          953,587
Bear Stearns Commercial Mortgage Securities             5.628% due 12/11/2038 (b)        1,000,000          952,027 (e)
Commercial Mortgage Pass-Through Certificates           5.782% due 12/10/2046 (b)        1,000,000          945,995 (e)
Wachovia Bank Commercial Mortgage Trust                 5.291% due 04/15/2042 (b)        1,000,000          937,531 (e)
LB UBS Commercial Mortgage Trust                        5.095% due 03/15/2036 (b)        1,000,000          936,017 (e)
GE Capital Commercial Mortgage Corp.                    5.197% due 06/10/2048 (b)        1,000,000          928,701 (e)
Prudential Securities Secured Financing Corp.           7.193% due 06/16/2031              896,020          919,110
Ansonia CDO Ltd.                                        7.149% due 07/28/2046 (b)        1,000,000          912,826
J.P. Morgan Chase Commercial Mortgage Securities                                         1,000,000          910,803 (e)
  Corp.                                                 5.276% due 01/12/2039 (b)
PNC Mortgage Acceptance Corp.                           7.100% due 12/10/2032 (b)          500,000          508,032 (e)
J.P. Morgan Chase Commercial Mortgage Securities                                           500,000          458,030 (e)
  Corp.                                                 5.619% due 07/15/2041 (b)
                                                                                                        -------------
   Total Commercial Mortgage-Backed Securities
     (Cost $108,504,276)                                                                                  102,481,983
                                                                                                        -------------


                      See Notes to Financial Statements.
                                       5

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)


                                                                                         Principal
                                                                                          Amount            Value (a)
                                                                                        -----------      -------------
CORPORATE BONDS (23.07%)
Senior Housing Properties Trust                         8.625% due 01/15/2012           $ 3,000,000      $ 3,277,500
Simon Property Group LP                                 5.450% due 03/15/2013             3,000,000        3,020,727
Crown Castle Tower LLC                                  5.772% due 11/15/2036 (b)         3,000,000        2,951,352 (e)
Trustreet Properties, Inc.                              7.500% due 04/01/2015             2,000,000        2,179,818
Prologis                                                5.250% due 11/15/2010             2,150,000        2,161,640
Mack-Cali Realty LP                                     7.750% due 02/15/2011             2,000,000        2,160,932
Prologis                                                7.810% due 02/01/2015             1,500,000        1,648,680
Duke Realty LP                                          5.625% due 08/15/2011             1,500,000        1,519,149
Pantry, Inc. (The)                                      7.750% due 02/15/2014             1,500,000        1,511,250
Mylan Laboratories, Inc.                                5.750% due 08/15/2010             1,500,000        1,492,500
ERP Operating LP                                        5.375% due 08/01/2016             1,100,000        1,094,271
Aramark Corp.                                           8.500% due 02/01/2015 (b)         1,000,000        1,046,250
AMB Property LP                                         5.900% due 08/15/2013             1,000,000        1,027,506
Tanger Factory Outlet Centers                           6.150% due 11/15/2015             1,000,000        1,015,877
CVS Lease Pass Through                                  6.036% due 12/10/2028 (b)           993,099          994,092
Steinway Musical Instruments                            7.000% due 03/01/2014 (b)         1,000,000          990,000
K Hovnanian Enterprises, Inc.                           7.500% due 05/15/2016             1,000,000          960,000
Brown Shoe Company, Inc.                                 8.75% due 05/01/2012               900,000          954,000
DR Horton, Inc.                                         4.875% due 01/15/2010               940,000          917,626
ERP Operating LP                                        7.125% due 10/15/2017               795,000          895,685
DRS Technologies, Inc.                                  7.625% due 02/01/2018               750,000          785,625
Meritage Homes Corp.                                    7.000% due 05/01/2014               785,000          755,563
Federal Realty Investment Trust                         5.400% due 12/01/2013               750,000          748,438
UDR, Inc.                                               5.500% due 04/01/2014               750,000          747,248
Petro Stopping Centers LP / Petro Financial Corp.       9.000% due 02/15/2012               600,000          624,000
O'Charleys, Inc.                                        9.000% due 11/01/2013               500,000          532,500
Steelcase, Inc.                                         6.500% due 08/15/2011               500,000          513,622
CVS Caremark Corp.                                      5.750% due 08/15/2011               500,000          509,434
Host Marriott LP                                        6.750% due 06/01/2016               500,000          508,125
DR Horton, Inc.                                         6.000% due 04/15/2011               500,000          497,600
Simon Property Group LP                                 7.375% due 06/15/2018               425,000          484,873
Stater Brothers Holdings                                8.125% due 06/15/2012               400,000          412,000
DR Horton, Inc.                                         5.875% due 07/01/2013               365,000          355,861
Meritage Homes Corp.                                    6.250% due 03/15/2015               350,000          325,500
Highwoods Properties, Inc.                               5.85% due 03/15/2017 (b)           300,000          298,346
Autonation, Inc.                                        7.000% due 04/15/2014               175,000          175,875
                                                                                                         -------------
   Total Corporate Bonds (Cost $ 37,085,628)                                                                40,093,465
                                                                                                         -------------
MORTGAGE-BACKED SECURITIES (1.35%)
Federal Home Loan Mortgage Corporation                  5.500% due 03/01/2023               730,300          727,817
Federal National Mortgage Association                   5.500% due 10/01/2032               732,628          726,401
Federal National Mortgage Association                   5.000% due 05/01/2018               647,105          639,553
Federal Home Loan Mortgage Corporation                  6.000% due 11/01/2032               234,958          238,231
                                                                                                         -------------
   Total Mortgage-Backed Securities (Cost $
     2,399,308)                                                                                              2,332,002
                                                                                                         -------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS
  (16.79%)
United States Treasury Note                             4.625% due 02/29/2012            12,250,000       12,305,505
United States Treasury Bond                             4.625% due 02/15/2017             4,250,000        4,249,337
Government National Mortgage Association                5.888% due 08/16/2042             3,926,777        3,897,974
United States Treasury Bond                             4.250% due 02/15/2017             2,500,000        2,463,280
Government National Mortgage Association                3.110% due 01/16/2019             1,235,489        1,193,507
Government National Mortgage Association                5.461% due 11/16/2045             1,238,584        1,163,852
Government National Mortgage Association                5.476% due 09/16/2044             1,216,683        1,161,616
Government National Mortgage Association                5.059% due 01/16/2045             1,224,638        1,089,570
Government National Mortgage Association                5.467% due 03/16/2046               605,480          561,900
Government National Mortgage Association                5.562% due 03/16/2044               590,529          559,778
Government National Mortgage Association                5.139% due 11/16/2045               602,964          532,396
                                                                                                         -------------
   Total United States Government Agencies &
     Obligations (Cost $ 29,178,730)                                                                        29,178,715
                                                                                                         -------------
TOTAL SECURITIES (100.18%) (Cost $177,167,942) (c)                                                         174,086,165
                                                                                                         -------------
LIABILITIES IN EXCESS OF OTHER ASSETS (0.18%)                                                                 (306,684)
                                                                                                         -------------
NET ASSETS (100.00%)                                                                                     $ 173,779,481
                                                                                                         -------------

--------
(a)See Notes to Financial Statements.
(b)144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   The value of these securities at April 30, 2007 was $77,000,296 or 44.31% of net assets.
(c)The cost for federal income tax purposes was $177,167,942. At April 30, 2007 net unrealized depreciation for all securities based on tax cost was $3,081,777. This consisted of aggregate gross unrealized appreciation for all securities of $2,346,472 and aggregate gross unrealized depreciation for all securities of $5,428,249.
(d)Illiquid security.
(e)Fair valued security.

                      See Notes to Financial Statements.
                                       6

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2007 (unaudited)


Swap agreements outstanding at April 30 2007:

                                                        Notional    Unrealized
Type                                                     Amount    Appreciation
----                                                   ----------- ------------
Pay a fixed rate equal to 4.474% and
receive floating rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 05/26/05, Exp. 05/26/15                 $10,000,000  $ 314,566

Pay a fixed rate equal to 4.883% and
receive floating rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 12/29/05, Exp. 12/29/15                  10,000,000     46,773
                                                                    ---------
Total                                                               $ 361,339
                                                                    =========

                      See Notes to Financial Statements.
                                       7

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007



The credit ratings of the Fund's investments are summarized below.

                                                                    Percentage of Net Assets by Rating
                                              ------------------------------------------------------------------------------
Summary of Rating - April 30, 2007
(unaudited) Issuer                             AAA  AA+ to AA- A+ to A- BBB+ to BBB- BB+ to BB- B+ to B- CCC+ TO CCC-
----------------------------------            ----- ---------- -------- ------------ ---------- -------- ------------
Commercial Mortgage-Backed Securities
   American Home Mortgage Assets                 --    1.68        --         --          --        --        --        1.68
   Ansonia CDO Ltd.                              --      --        --       0.53          --        --        --        0.53
   Banc of America Commercial Mortgage, Inc.     --    1.15        --         --          --        --        --        1.15
   Bear Strearns Commercial Mortgage
     Securities                                2.25      --        --       0.55          --        --        --        2.80
   BXG Receivables Note Trust                  0.75      --        --         --          --        --        --        0.75
   Citicorp Residential Mortgage Securties,
     Inc.                                      0.98      --        --         --          --        --        --        0.98
   Commercial Mortgage Pass- Through
     Certificates                              1.13      --        --       0.54          --        --        --        1.67
   Credit Suisse Mortgage Capital
     Certificates                                --      --        --         --        1.75        --        --        1.75
   CS First Boston Mortgage Securities Corp.   1.13      --      2.45       2.75        5.95        --        --       12.28
   DLJ Commercial Mortgage Corp.               1.22      --        --         --          --        --        --        1.22
   GE Capital Commercial Mortgage Corp.          --    1.70        --       1.62          --        --        --        3.32
   GS Mortgage Securities Corp. II               --      --        --       1.10        1.14        --        --        2.24
   J.P. Morgan Chase Commercial Mortgage
     Securities Corp.                          1.12    2.41      2.99       3.49                              --       10.01
   LB UBS Commercial Mortgage Trust              --    0.58      0.55       1.16        1.60        --        --        3.89
   Merrill Lynch Mortgage Trust                  --      --        --       1.57          --        --        --        1.57
   Morgan Stanley Capital I                    1.12    1.71        --         --          --        --        --        2.83
   NationsLink Funding Corporation                       --        --       0.58          --        --        --        0.58
   PNC Mortgage Acceptance Corp                  --                --       0.29          --        --        --        0.29
   Prudential Securities Secured Financing
     Corp.                                     0.53      --        --         --          --        --        --        0.53
   Wachovia Bank Commercial Mortgage Trust       --      --      1.78       4.32        1.65        --        --        7.75
   Washington Mutual Alternative Mortgage
     Pass-Through Certificates                   --    1.15        --         --          --        --        --        1.15
                                              -----   -----      ----      -----       -----      ----        --      ------
                                              10.23   10.38      7.77      18.50       12.09        --        --       58.97
                                              -----   -----      ----      -----       -----      ----        --      ------
Corporate Bonds                                  --      --      1.43      11.40        6.16      4.08        --       23.07
Mortgage-Backed Securities                     1.35      --        --         --          --        --        --        1.35
U.S. Gov't Agency & Obligations               16.79      --        --         --          --        --        --       16.79
                                              -----   -----      ----      -----       -----      ----        --      ------
                                              28.37   10.38      9.20      29.90       18.25      4.08        --      100.18
                                              =====   =====      ====      =====       =====      ====        ==      ======

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)


Assets
       Investments, at Value (Cost
         $ 177,167,942)                                           $174,086,165
       Cash                                                          3,705,267
       Interest Receivable                                           1,291,353
       Unrealized Gain on Swaps                                        361,339
       Other Assets                                                     22,002
                                                                  ------------
   Total Assets                                                    179,466,126
                                                                  ------------
Liabilities
       Payable for Securities
         Purchased                                                   5,475,941
       Accrued Advisory Fees - Note
         C                                                             104,357
       Accrued Audit Fees                                               24,962
       Accrued Administrative Fees
         - Note D                                                       18,259
       Accrued Custodian Fees -
         Note D                                                          3,638
       Other Accrued Expenses                                           59,488
                                                                  ------------
   Total Liabilities                                                 5,686,645
                                                                  ------------
Net Assets                                                        $173,779,481
                                                                  ============
Net Assets Consist of:
       Paid in Capital                                            $177,191,011
       Undistributed Net Investment
         Income                                                        329,035
       Accumulated Realized Loss                                    (1,020,127)
       Net Unrealized Appreciation                                  (2,720,438)
                                                                  ------------
Net Assets                                                        $173,779,481
                                                                  ============
Net Assets                                                        $173,779,481
Shares of Beneficial Interest
       Shares Issued and
         Outstanding (Unlimited
         Number Authorized)                                         17,546,908
       Net Asset Value Per Share                                  $       9.90
                                                                  ============

                      See Notes to Financial Statements.
                                       9

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2007 (unaudited)



Investment Income
   Interest                                                        $ 5,190,064
Expenses
   Investment Advisory Fees - Note C                                   209,014
   Administrative Fees - Note D                                         37,457
   Legal Fees                                                           35,350
   Audit Fees                                                           24,287
   Insurance                                                            20,724
   Trustees' Fees                                                       10,172
   Transfer Agent Fees - Note E                                          8,078
   Custodian Fees - Note D                                               7,403
   Pricing Vendor Fees                                                   5,059
   Other                                                                 3,278
                                                                   -----------
   Total Expenses                                                      360,822
                                                                   -----------
Net Investment Income                                                4,829,242
                                                                   -----------
Realized and Unrealized Gain on Investments and Swaps:

   Net Realized Gain on:

   Investments                                                         286,014

   Swaps                                                                71,443
                                                                   -----------
       Net Realized Gain on Investments and Swaps                      357,457
                                                                   -----------
Net Change in Unrealized Depreciation on:

   Investments                                                      (3,785,375)

   Swaps                                                               (28,542)
                                                                   -----------
       Net Change in Unrealized Depreciation on Investments
         and Swaps                                                  (3,813,917)
                                                                   -----------
Net Loss on Investments and Swaps                                   (3,456,460)
                                                                   -----------
Net Increase in Net Assets Resulting from Operations               $ 1,372,782
                                                                   ===========

                      See Notes to Financial Statements.
                                      10

CLARION TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                  Six Months
                                                    Ended            Year
                                                April 30, 2007      Ended
                                                 (unaudited)   October 31, 2006
                                                -------------- ----------------
Increase (Decrease) in Net Assets from
  Operations:
   Net Investment Income                         $  4,829,242    $  8,934,649
   Net Realized Gain (Loss) on Investments
     and Swaps                                        357,457      (1,077,739)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Swaps                                         (3,813,917)      1,264,304
                                                 ------------    ------------
       Net Increase in Net Assets
         Resulting from Operations                  1,372,782       9,121,214
                                                 ------------    ------------
Distributions:
   Net Investment Income                           (4,674,565)     (9,048,035)
Transactions in Shares of Beneficial
  Interest:
   Shares Issued                                    8,004,000              --
   - In Lieu of Cash Distributions                  4,674,565       9,047,995
   Shares Redeemed                                         --     (10,006,234)
                                                 ------------    ------------
       Net Increase (Decrease) from
         Transactions in Shares of
         Beneficial Interest                       12,678,565        (958,239)
                                                 ------------    ------------
   Total Increase (Decrease)                        9,376,782        (885,060)
Net Assets:
   Beginning of Period                            164,402,699     165,287,759
                                                 ------------    ------------
   End of Period                                 $173,779,481    $164,402,699
                                                 ============    ============
Shares Issued and Redeemed:
   Shares Issued                                      796,606              --
   - In Lieu of Cash Distributions                    465,614         905,794
   Shares Redeemed                                         --      (1,007,427)
                                                 ------------    ------------
       Net Increase (Decrease) in Shares
         of Beneficial Interest                     1,262,220        (101,633)
                                                 ============    ============


                      See Notes to Financial Statements.
                                      11

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2007 (unaudited)



Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations          $   1,372,782
   Adjustments to Reconcile Net Increase in Net Assets
     Resulting from Operations to Net Cash Used in
     Operating Activities:
       Cost of Securities Purchased                               (101,344,923)
       Proceeds from Sale of Securities                             85,598,354
       Adjustment to Cost of Interest Only Securities                   85,964
       Net Interest Received on Swaps                                   71,443
       Net Amortization of Premium and Accretion of
         Discount                                                      (40,856)
       Net Change in Unrealized Appreciation on
         Investments and Swaps                                       3,813,917
       Net Realized Loss on Investments and Swaps                     (357,457)
   Net Change in Operating Assets and Liabilities:
       Increase in Other Assets                                        (22,002)
       Increase in Interest Receivable                                 (13,489)
       Increase in Payable for Securities Purchased                  5,475,941
       Increase in Other Accrued Expenses                               36,707
       Decrease in Accrued Audit Fees                                  (15,038)
       Increase in Accrued Custodian Fees                                  686
       Increase in Accrued Administrative Fees                           5,873
       Increase in Accrued Advisory Fee                                  1,217
       Net Paydown Gain on Securities                                 (182,468)
                                                                 -------------
          Net Cash Used in Operating Activities                     (5,513,349)
                                                                 -------------
Cash Flows From Financing Activities:/*/
   Cash Subscriptions Received                                       8,004,000
                                                                 -------------
          Net Cash Provided by Financing Activities                  8,004,000
                                                                 -------------
Net Increase in Cash                                                 2,490,651
Cash at Beginning of Period                                          1,214,616
                                                                 -------------
Cash at End of Period                                            $   3,705,267
                                                                 =============
--------
/*/ Non-cash financing activities not included herein consist of reinvestment of dividends of $4,674,565.


                      See Notes to Financial Statements.
                                      12

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS


Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                                         Six Months
                                                           Ended
                                                       April 30, 2006     Year Ended       Year Ended       Year Ended
                                                        (unaudited)    October 31, 2006 October 31, 2005 October 31, 2004
                                                       --------------  ---------------- ---------------- ----------------
Net Asset Value, Beginning of Period                      $  10.10         $  10.09         $  10.31         $  10.08
Income From Investment Operations
   Net Investment Income (6)                                  0.29             0.54             0.52             0.54
   Net Realized and Unrealized Gain (Loss)                   (0.21)            0.01            (0.14)            0.30
                                                          --------         --------         --------         --------
       Total from Investment Operations                       0.08             0.55             0.38             0.84
                                                          --------         --------         --------         --------
Distributions
   Net Investment Income                                     (0.28)           (0.54)           (0.57)           (0.58)
   Capital Gains                                                --               --            (0.03)           (0.03)
                                                          --------         --------         --------         --------
       Total Distributions                                   (0.28)           (0.54)           (0.60)           (0.61)
                                                          --------         --------         --------         --------
Net Asset Value, End of Period                            $   9.90         $  10.10         $  10.09         $  10.31
                                                          --------         --------         --------         --------
Total Investment Return
   Net Asset Value (2)                                        0.87%(5)         5.69%            3.74%            8.66%
                                                          --------         --------         --------         --------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                     $173,779         $164,403         $165,288         $141,450
Ratio of Net Expenses to Average Net Assets,
  After Fee Waiver/ Reimbursement                             0.43%(4)         0.43%            0.42%            0.39%
Ratio of Net Expenses to Average Net Assets,
  Before Fee Waiver/ Reimbursement                            0.43%(4)         0.43%            0.42%            0.39%
Ratio of Net Investment Income to Average Net
  Assets                                                      5.78%(4)         5.45%            5.05%            5.29%
Portfolio Turnover Rate                                         51%(5)           68%              49%              78%
                                                          --------         --------         --------         --------


                                                          Year Ended        Period Ended
                                                       October 31, 2003 October 31, 2002 (1)
                                                       ---------------- --------------------
Net Asset Value, Beginning of Period                       $  10.23           $ 10.00
Income From Investment Operations
   Net Investment Income (6)                                   0.52              0.16
   Net Realized and Unrealized Gain (Loss)                    (0.03)             0.25
                                                           --------           -------
       Total from Investment Operations                        0.49              0.41
                                                           --------           -------
Distributions
   Net Investment Income                                      (0.59)            (0.18)
   Capital Gains                                              (0.05)               --
                                                           --------           -------
       Total Distributions                                    (0.64)            (0.18)
                                                           --------           -------
Net Asset Value, End of Period                             $  10.08           $ 10.23
                                                           --------           -------
Total Investment Return
   Net Asset Value (2)                                         4.94%             4.08%(3)(5)
                                                           --------           -------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                      $125,913           $72,310
Ratio of Net Expenses to Average Net Assets,
  After Fee Waiver/ Reimbursement                              0.47%             0.50%(4)
Ratio of Net Expenses to Average Net Assets,
  Before Fee Waiver/ Reimbursement                             0.47%             0.55%(4)
Ratio of Net Investment Income to Average Net
  Assets                                                       4.82%             5.15%(4)
Portfolio Turnover Rate                                          65%               30%(5)
                                                           --------           -------

--------
(1)Commencement of investment operations was July 15, 2002.
(2)Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3)Total investment return would have been lower had certain fees not been waived during the period.
(4)Annualized.
(5)Not annualized.
(6)Calculated based upon average shares outstanding during the period.


                      See Notes to Financial Statements.
                                      13

                           CLARION TOTAL RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2007 (unaudited)


A. Organization: Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers Aggregate Bond Index.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

   2. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

   3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                          APRIL 30, 2007 (unaudited)



B. Summary of Significant Accounting Policies (Continued):

   4. Interest Rate Swap Contracts: The Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts, including accrued periodic net interest, are recorded as unrealized gains or losses.

   Periodic cash settlements received or made by the Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

   Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The Fund bears the market risk arising from any change in interest rates.

   5. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Trustees elects to pay such distributions in shares of the Fund.

   The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

   6. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

   7. Secured Borrowings and Collateral: The Fund currently holds pledged collateral in the form of U.S. Treasury bills posted as a result of the interest rate swaps that the Fund has entered into. The Fund's custodian holds this collateral and it is not accounted for in the statement of assets and liabilities. The Fund has the right to either re-pledge or sell this collateral as determined by the contractual agreements between the parties. As of April 30, 2007 the value of this collateral is $295,000 and the Fund has neither re-pledged or sold any of this collateral.

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                          APRIL 30, 2007 (unaudited)


   8. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser had contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. The waiver agreement ended on September 30, 2005. The Adviser may recover any fees waived or expenses reimbursed in the three and one half years previous to such recovery. The Adviser last waived expenses as of October 31, 2002 and as such, the recovery period has since passed.

D. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Purchases and Sales: For the six months ended April 30, 2007 the Fund made purchases of $60,127,665 and sales of $58,643,370 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $40,959,307 and sales of $21,796,357 long-term U.S. Government securities during the year.

H. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

I. Other: At April 30, 2007, 99.99% of total shares outstanding were held by one record shareholder.

J. Recently Issued Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the impact that FIN 48 will have on the Fund's financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements"("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund's financial statements.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's most recent disclosure in response to the requirements of
Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant's disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 ("SOX") are attached as Exhibit 99.CERT.

(b) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By:    /s/ Daniel Heflin
       -------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer
Date:  July 2, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Daniel Heflin
       -------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer
Date:  July 2, 2007

By:    /s/ Jerry Chang
       -------------------------------
Name:  Jerry Chang
Title: Chief Financial Officer
Date:  July 2, 2007